Allowance for Long-Term Receivables (Details) (USD $) In Millions	6 Months Ended
Jul. 02, 2011
Financing Receivable Allowance for Credit Losses [Line Items]
Financing Receivable Recorded Investment Past Due	$ 27.1
Financing Receivable Allowance for Credit Losses [Roll Forward]
Balance at December 25, 2010	18.8
Write-offs	(2.0)
Recoveries	(0.6)
Provision	6.0 [1]
Currency Translation Adjustment	1.3
Balance at July 2, 2011	23.5
Provision For Reclassifications From Current Receivables	$ 1.8

[1]	Provision includes $1.8 million of reclassifications from current receivables.